Submission	Sep. 17, 2025
Submission [Line Items]
Central Index Key	0001701051
Registrant Name	WideOpenWest, Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A